Supplementary Balance Sheet Information - Summary of Prepaid Expenses and Other Current Assets (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Prepaid Expenses And Other Current Assets [Line Items]
Deferred Offering Costs		$ 1,500	$ 0
Total prepaid expenses and other current assets	$ 6,081,000	2,836,000	1,512,000
Prepaid Expenses and Other Current Assets [Member]
Prepaid Expenses And Other Current Assets [Line Items]
Deferred Offering Costs	4,532,000	1,491,000	0
Software licenses and maintenance	486,000	311,000	622,000
Advances paid to contract manufacturer	140,000	144,000	200,000
Other receivables	17,000	441,000	210,000
Prepaid subscriptions	130,000	83,000	137,000
Other	776,000	366,000	$ 343,000
Total prepaid expenses and other current assets	$ 6,081,000	$ 2,836,000